Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Deferred Income Taxes

Components of net deferred income taxes are as follows at December 31:

	(thousands)
	2012	2011
Deferred income tax assets:
Section 743 carryforward	$37,657	$-
Deferred compensation accrual	2,416	-
Leasehold improvement reimbursements	3,264	-
Inventory	2,126	-
Other	1,178	-
Total deferred income tax assets	$46,641	$-

Deferred income tax liabilities:
Stock-based compensation	824	-
Depreciation	15,588	-
Total deferred income tax liabilities	16,412	-
Net deferred income tax assets	$30,229	$-

Net deferred income tax assets recorded on the balance sheet:
Current	$9,364	$-
Long-term	20,865	-
Total deferred tax assets recorded on the balance sheet	$30,229	$-

Schedule of Income Tax Benefit (Provision)

The Components of benefit (provision) for income taxes for the year ending 2012 is as follows (thousands):

	2012
Benefit from (provision) for income taxes	Federal	State	Total
Current	$(149)	$(570)	$(719)
Deferred	2,381	340	2,721
Total	$2,232	$230	$2,002

Schedule of Effective Income Tax Reconciliation

The following table reflects the effective income tax rate reconciliation for the years ended December 31, 2012, 2011, and 2010:

	(thousands)
	2012	2011	2010

Income (loss) from continuing operations before income taxes:	$(48,889)	$32,093	$30,318
Income tax benefit (provisions) at federal statutory rate (34%)	16,622	(10,912)	(10,308)
Permanent differences:
Income from entity not subject to tax	8,561	10,912	10,308
State tax, net of federal tax benefit	3,450	-	-
Change in warrant liability	(31,734)	-	-
Minimum state fees before business combination	(534)	(733)	(609)
Section 743 Step up	5,900	-	-
Stock based compensation	(182)	-	-
Other	(81)	-	-
Benefit (provision) for income taxes	$2,002	$(733)	$(609)